Summary of Significant Policies (Details) - Schedule of Intangible Assets	12 Months Ended
Dec. 31, 2022
AGM domain name [Member]
Summary of Significant Policies (Details) - Schedule of Intangible Assets [Line Items]
Residual value rate	0.00%
Useful life	10 years
Software [Member]
Summary of Significant Policies (Details) - Schedule of Intangible Assets [Line Items]
Residual value rate	0.00%
Useful life	5 years